Financial assets, liabilities and financial result (excluding Orange Bank) - Net financial debt - Tabular disclosure (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 34,019	€ 32,475	€ 33,525
Derivatives liabilities current and non-current	845	963	561
Derivative assets current and non-current	(385)	(234)	(960)
Other comprehensive income components related to unmatured hedging instruments	(721)	(686)	(763)
Gross financial debt after derivatives	33,758	32,518	32,363
Assets included in the calculation of net financial debt	(8,317)	(8,675)	(7,919)
Net financial debt	25,441	23,843	24,444
Cash collateral paid [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(553)	(695)	(77)
Trading securities [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(2,683)	(2,647)	(1,576)
IFRS Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(2,523)	(3,166)	(3,942)
IFRS Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(2,558)	(2,167)	(2,324)
Perpetual bonds redeemable for shares, financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	822	1,234	1,212
Bonds, financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	27,070	25,703	27,370
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,664	2,961	2,710
Finance lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	584	571	622
Cash collateral received [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	82	21	541
NEU commercial papers [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,116	1,358	542
IFRS Bank Overdrafts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	318	193	278
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 363	€ 434	€ 250